REDEEMABLE CONVERTIBLE PREFERRED SHARES AND REDEEMABLE CONVERTIBLE PREFERRED SHARES WARRANTS - Redeemable Convertible Warrants (Details) - USD ($)	1 Months Ended
	Oct. 31, 2021	Aug. 31, 2021	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Nov. 30, 2017
Class of Warrant or Right [Line Items]
Warrant liability				$ 1,400,000	$ 27,469,000		$ 2,471,000	$ 83,000
Warrant purchase price (in dollars per share)						$ 0.001
Warrant Terms One
Class of Warrant or Right [Line Items]
Vesting period			5 years
Tranche One | Warrant Terms One
Class of Warrant or Right [Line Items]
Vesting period			1 year
Tranche Two | Warrant Terms One
Class of Warrant or Right [Line Items]
Vesting period			1 year
Tranche Three | Warrant Terms One
Class of Warrant or Right [Line Items]
Vesting period			1 year
Tranche Four | Warrant Terms One
Class of Warrant or Right [Line Items]
Vesting period			1 year
Tranche Five | Warrant Terms One
Class of Warrant or Right [Line Items]
Vesting period			1 year
Series A-1
Class of Warrant or Right [Line Items]
Warrant liability										$ 400,000
Option term										9 years
Series B
Class of Warrant or Right [Line Items]
Warrant liability									$ 100,000
Number of shares called by warrant or right (in shares)									14,623
Warrant purchase price (in dollars per share)									$ 27.3551
Number of shares exercised (in shares)	14,623
Warrants outstanding (in shares)					0
Series D
Class of Warrant or Right [Line Items]
Warrant liability			$ 1,900,000		$ 23,101
Warrant purchase price (in dollars per share)			$ 0.01
Number of shares exercised (in shares)		5,355
Warrants outstanding (in shares)			28,456
Exercise of warrants		$ 3,500,000
Series D | Warrant Terms One
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)			26,782
Vesting percentage			20.00%
Series D | Warrant Terms Two
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)			1,674
Series D | Maximum | Warrant Terms One
Class of Warrant or Right [Line Items]
Option term			10 years
Series D | Maximum | Warrant Terms Two
Class of Warrant or Right [Line Items]
Option term			10 years
Series D | Minimum | Warrant Terms One
Class of Warrant or Right [Line Items]
Option term			5 years
Series D | Minimum | Warrant Terms Two
Class of Warrant or Right [Line Items]
Agreement fulfillment term			36 months